Shareholder Report, Holdings (Details)	Apr. 30, 2026
Genter Capital Dividend Income ETF | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Genter Capital Dividend Income ETF | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Genter Capital Dividend Income ETF | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Genter Capital Dividend Income ETF | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Genter Capital Dividend Income ETF | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Dividend Income ETF | M&T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital Dividend Income ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Dividend Income ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Genter Capital Dividend Income ETF | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Genter Capital Dividend Income ETF | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Dividend Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Genter Capital Dividend Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Genter Capital Dividend Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Genter Capital Dividend Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Genter Capital Dividend Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Genter Capital Dividend Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Genter Capital Dividend Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Genter Capital Dividend Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Genter Capital Dividend Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Genter Capital Dividend Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Genter Capital Dividend Income ETF | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Genter Capital International Dividend ETF | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital International Dividend ETF | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Genter Capital International Dividend ETF | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Genter Capital International Dividend ETF | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Genter Capital International Dividend ETF | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Genter Capital International Dividend ETF | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Genter Capital International Dividend ETF | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital International Dividend ETF | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital International Dividend ETF | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital International Dividend ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital International Dividend ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Genter Capital International Dividend ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Genter Capital International Dividend ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Genter Capital International Dividend ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital International Dividend ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Genter Capital International Dividend ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Genter Capital International Dividend ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Genter Capital International Dividend ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Genter Capital International Dividend ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Genter Capital International Dividend ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital International Dividend ETF | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.875% 9/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 2.875% 5/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.625% 2/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.125% 7/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4% 1/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.5% 2/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.125% 2/15/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Genter Capital Taxable Quality Intermediate ETF | Enbridge Inc, 6% 1/15/77 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.5% 11/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Genter Capital Taxable Quality Intermediate ETF | Utah Acquisition Sub Inc, 3.95% 6/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genter Capital Taxable Quality Intermediate ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Taxable Quality Intermediate ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Genter Capital Taxable Quality Intermediate ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Genter Capital Taxable Quality Intermediate ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Genter Capital Taxable Quality Intermediate ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Genter Capital Taxable Quality Intermediate ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Genter Capital Taxable Quality Intermediate ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital Taxable Quality Intermediate ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Genter Capital Municipal Quality Intermediate ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Genter Capital Municipal Quality Intermediate ETF | Texas Municipal Gas Acquisition & Supply Corp IV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital Municipal Quality Intermediate ETF | State of Texas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital Municipal Quality Intermediate ETF | California Community Choice Financing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genter Capital Municipal Quality Intermediate ETF | Vancouver Housing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genter Capital Municipal Quality Intermediate ETF | Louisiana Housing Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Municipal Quality Intermediate ETF | Wayne County Airport Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Genter Capital Municipal Quality Intermediate ETF | California Municipal Finance Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Genter Capital Municipal Quality Intermediate ETF | Black Belt Energy Gas District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Genter Capital Municipal Quality Intermediate ETF | Kentucky Public Energy Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Genter Capital Municipal Quality Intermediate ETF | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Genter Capital Municipal Quality Intermediate ETF | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Genter Capital Municipal Quality Intermediate ETF | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Genter Capital Municipal Quality Intermediate ETF | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Genter Capital Municipal Quality Intermediate ETF | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Genter Capital Municipal Quality Intermediate ETF | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Genter Capital Municipal Quality Intermediate ETF | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Genter Capital Municipal Quality Intermediate ETF | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Genter Capital Municipal Quality Intermediate ETF | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Genter Capital Municipal Quality Intermediate ETF | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genter Capital Municipal Quality Intermediate ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%